SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided from operating activities	$ 795	$ 848	$ 1,140	$ 637	$ 712
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans with affiliated companies, net	(110)	(480)	(180)	1,537	(1,126)
Net cash used for investing activities	(1,281)	(1,342)	(1,437)	406	(2,022)
New financing-
Long-term debt	1,475	1,200	1,200	325	0
Short-term borrowings - affiliated companies, net			300	229	105
Redemptions and Repayments
Long-term debt	(625)	0	(600)	0	0
Short-term borrowings - net	(21)	(381)	(381)	0	(50)
Capital contribution from Brookfield			0	0	9
Proceeds from FET equity interest sale, net of transactions costs			0	0	2,348
Equity contribution from FE			0	0	61
Distribution payments	(150)	(145)	(215)	(1,527)	(1,304)
Other	(13)	(10)	(14)	(5)	0
Net cash provided from financing activities	666	664	229	(1,044)	1,112
Net change in cash and cash equivalents	180	170	(68)	(1)	(198)
Cash and cash equivalents, at beginning of period	8	76	76	77	275
Cash and cash equivalents, at end of period	188	246	8	76	77
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided from operating activities			265	114	212
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiary			(300)	(275)	(240)
Loans with affiliated companies, net			0	1,514	(1,086)
Net cash used for investing activities			(300)	1,239	(1,326)
New financing-
Long-term debt			800	0	0
Short-term borrowings - affiliated companies, net			300	177	0
Redemptions and Repayments
Long-term debt			(600)	0	0
Short-term borrowings - net			(177)	0	0
Capital contribution from Brookfield			0	0	9
Proceeds from FET equity interest sale, net of transactions costs			0	0	2,348
Equity contribution from FE			0	0	61
Distribution payments			(276)	(1,527)	(1,304)
Other			(12)	(3)	0
Net cash provided from financing activities			35	(1,353)	1,114
Net change in cash and cash equivalents			0	0	0
Cash and cash equivalents, at beginning of period	$ 0	$ 0	0	0	0
Cash and cash equivalents, at end of period			0	0	0
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash distributions and dividends received from consolidated subsidiaries			$ 344	$ 202	$ 276